Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation.”

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return (5) ($)	Net Income (Loss) (6) ($ in thousands)
2025	1,532,763	3,352,474	908,039	1,669,887	51.19	(48,809)
2024	3,216,407	1,082,492	1,950,974	281,700	16.97	(75,410)

(1)
The dollar amounts reported in column (b) are the amounts reported for Dr. Schreiber (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column of the in our Summary Compensation Table. Refer to the “Executive Compensation – 2025 Summary Compensation Table”.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Schreiber, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Dr. Schreiber. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to CEO	2025	2024
Summary Compensation Table Total	$1,532,763	$3,216,407
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(656,531)	(2,473,847)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,180,451	153,497
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	279,039	—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	16,752	186,435

Compensation Actually Paid to Dr. Schreiber	$3,352,474	$1,082,492

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Dr. Schreiber) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are Dr. Pandite and Mr. Neill for 2025 and 2024.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Schreiber), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-CEO NEOs	2025	2024
Average Summary Compensation Table Total	$908,039	$1,950,974
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(201,486)	(1,340,179)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	669,169	108,742
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	283,084	(518,168)
Plus (less), average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	11,081	80,331

Average Compensation Actually Paid to Non-CEO NEOs	$1,669,887	$281,700

(5)
Total Stockholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 30, 2023, the last trading day prior to fiscal 2024.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	The names of each of the NEOs included for these purposes in each applicable year are Dr. Pandite and Mr. Neill for 2025 and 2024.
PEO Total Compensation Amount	$ 1,532,763	$ 3,216,407
PEO Actually Paid Compensation Amount	$ 3,352,474	1,082,492
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to CEO	2025	2024
Summary Compensation Table Total	$1,532,763	$3,216,407
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(656,531)	(2,473,847)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,180,451	153,497
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	279,039	—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	16,752	186,435

Compensation Actually Paid to Dr. Schreiber	$3,352,474	$1,082,492

Non-PEO NEO Average Total Compensation Amount	$ 908,039	1,950,974
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,669,887	281,700
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-CEO NEOs	2025	2024
Average Summary Compensation Table Total	$908,039	$1,950,974
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(201,486)	(1,340,179)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	669,169	108,742
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	283,084	(518,168)
Plus (less), average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	11,081	80,331

Average Compensation Actually Paid to Non-CEO NEOs	$1,669,887	$281,700

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 51.19	16.97
Net Income (Loss)	$ (48,809,000)	(75,410,000)
PEO Name	Dr. Schreiber
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (656,531)	(2,473,847)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,180,451	153,497
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,039	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,752	186,435
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,486)	(1,340,179)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,169	108,742
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,084	(518,168)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,081	$ 80,331